Acquisitions (Details) - EBP 001	Apr. 18, 2025 USD ($)
EBP, Schedule of Allocation, Asset and Liability [Line Items]
Assets transferred in acquisition	$ 7,439,879
Liabilities transferred in acquisition	$ 255,417